Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Analysis of income and expense [abstract]
Business transformation program (1)	€ 13.2	€ 11.9	€ 51.8	€ 26.1
Organizational Design (5)	0.0	0.6	0.0	0.6
Factory optimization (7)	0.0	1.0	0.0	2.6
Exceptional Items, Tax Expense (Income), Continuing Operations	€ 3.2	€ 3.6	12.9	1.0
Payments relating to exceptional items			€ (46.0)	€ (46.2)